Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2015 Fund

Shares	Description	Value (†)
Common Stocks — 25.1% of Net Assets
	Aerospace & Defense — 0.6%
33	AAR Corp.(a)	$2,282
106	Boeing Co.(a)	17,791
30	General Electric Co.	4,855
7	L3Harris Technologies, Inc.	1,498
6	Lockheed Martin Corp.	2,789
14	Moog, Inc., Class A	2,227
2	Northrop Grumman Corp.	970
23	RTX Corp.	2,335
		34,747
	Air Freight & Logistics — 0.2%
44	Expeditors International of Washington, Inc.	4,897
4	FedEx Corp.	1,047
27	GXO Logistics, Inc.(a)	1,341
14	United Parcel Service, Inc., Class B	2,065
		9,350
	Automobile Components — 0.3%
6	Aptiv PLC(a)	426
143	BorgWarner, Inc.	4,686
97	Dana, Inc.	1,206
93	Magna International, Inc.	4,445
105	Mobileye Global, Inc., Class A(a)	2,893
25	Visteon Corp.(a)	2,766
		16,422
	Automobiles — 0.6%
309	General Motors Co.	13,760
118	Tesla, Inc.(a)	21,627
14	Thor Industries, Inc.	1,392
		36,779
	Banks — 1.5%
55	Ameris Bancorp	2,611
142	Banc of California, Inc.	1,944
350	Bank of America Corp.	12,954
206	Citigroup, Inc.	12,634
23	Citizens Financial Group, Inc.	785
32	East West Bancorp, Inc.	2,384
4	First Citizens BancShares, Inc., Class A	6,747
103	First Financial Bancorp	2,277
257	FNB Corp.	3,428
169	Fulton Financial Corp.	2,797
56	International Bancshares Corp.	3,116
53	JPMorgan Chase & Co.	10,162
17	PNC Financial Services Group, Inc.	2,606
26	Regions Financial Corp.	501
173	Truist Financial Corp.	6,496
32	U.S. Bancorp	1,300
54	Webster Financial Corp.	2,367
187	Wells Fargo & Co.	11,093
		86,202
	Beverages — 0.4%
9	Boston Beer Co., Inc., Class A(a)	2,506
67	Coca-Cola Co.	4,138
30	Keurig Dr Pepper, Inc.	1,011
229	Monster Beverage Corp.(a)	12,240
23	PepsiCo, Inc.	4,046
		23,941
	Biotechnology — 0.5%
23	AbbVie, Inc.	3,741
41	Alnylam Pharmaceuticals, Inc.(a)	5,902
6	Amgen, Inc.	1,644
Shares	Description	Value (†)
	Biotechnology — continued
46	CRISPR Therapeutics AG(a)	$2,437
31	Gilead Sciences, Inc.	2,021
28	Halozyme Therapeutics, Inc.(a)	1,067
12	Incyte Corp.(a)	624
16	Neurocrine Biosciences, Inc.(a)	2,201
11	Regeneron Pharmaceuticals, Inc.(a)	9,797
4	United Therapeutics Corp.(a)	937
2	Vertex Pharmaceuticals, Inc.(a)	786
		31,157
	Broadline Retail — 0.7%
37	Alibaba Group Holding Ltd., ADR	2,770
183	Amazon.com, Inc.(a)	32,025
78	eBay, Inc.	4,020
		38,815
	Building Products — 0.3%
7	Carlisle Cos., Inc.	2,718
15	Carrier Global Corp.	922
55	Fortune Brands Innovations, Inc.	4,020
6	Lennox International, Inc.	2,780
68	Masco Corp.	4,655
17	Owens Corning	2,860
18	Trex Co., Inc.(a)	1,594
		19,549
	Capital Markets — 1.5%
155	Bank of New York Mellon Corp.	8,756
7	BlackRock, Inc.	5,282
11	Cboe Global Markets, Inc.	1,993
163	Charles Schwab Corp.	12,054
13	CME Group, Inc.	2,725
11	FactSet Research Systems, Inc.	4,586
17	Goldman Sachs Group, Inc.	7,254
89	Intercontinental Exchange, Inc.	11,460
40	Janus Henderson Group PLC	1,249
57	KKR & Co., Inc.	5,305
8	Moody's Corp.	2,963
16	Morgan Stanley	1,453
9	MSCI, Inc.	4,192
5	Northern Trust Corp.	412
7	S&P Global, Inc.	2,911
71	SEI Investments Co.	4,682
99	State Street Corp.	7,176
5	T. Rowe Price Group, Inc.	548
9	Virtus Investment Partners, Inc.	1,974
		86,975
	Chemicals — 0.5%
3	Air Products & Chemicals, Inc.	709
26	Celanese Corp.	3,994
145	Corteva, Inc.	7,849
9	DuPont de Nemours, Inc.	652
10	Ecolab, Inc.	2,261
25	HB Fuller Co.	1,868
18	Innospec, Inc.	2,160
10	Linde PLC	4,410
22	Minerals Technologies, Inc.	1,603
3	Sherwin-Williams Co.	899
11	Stepan Co.	913
		27,318
	Commercial Services & Supplies — 0.0%
12	MSA Safety, Inc.	2,165
4	Waste Management, Inc.	832
		2,997

Shares	Description	Value (†)
	Communications Equipment — 0.1%
32	Ciena Corp.(a)	$1,479
63	Cisco Systems, Inc.	2,960
11	F5, Inc.(a)	1,818
3	Motorola Solutions, Inc.	1,018
		7,275
	Construction & Engineering — 0.1%
42	AECOM	3,879
9	Comfort Systems USA, Inc.	2,785
		6,664
	Construction Materials — 0.1%
3	Martin Marietta Materials, Inc.	1,761
8	Vulcan Materials Co.	2,061
		3,822
	Consumer Finance — 0.5%
281	Ally Financial, Inc.	10,776
37	American Express Co.	8,659
75	Capital One Financial Corp.	10,757
18	Synchrony Financial	792
		30,984
	Consumer Staples Distribution & Retail — 0.5%
25	BJ's Wholesale Club Holdings, Inc.(a)	1,867
5	Casey's General Stores, Inc.	1,598
6	Costco Wholesale Corp.	4,337
275	Kroger Co.	15,230
31	Sprouts Farmers Market, Inc.(a)	2,047
6	Target Corp.	966
84	Walmart, Inc.	4,985
		31,030
	Containers & Packaging — 0.1%
6	Ball Corp.	417
25	Crown Holdings, Inc.	2,052
41	Sonoco Products Co.	2,298
		4,767
	Distributors — 0.0%
6	Genuine Parts Co.	943
	Diversified Consumer Services — 0.1%
15	Grand Canyon Education, Inc.(a)	1,950
31	Service Corp. International	2,223
		4,173
	Diversified REITs — 0.0%
73	American Assets Trust, Inc.	1,559
	Diversified Telecommunication Services — 0.2%
199	AT&T, Inc.	3,361
59	Iridium Communications, Inc.	1,817
107	Verizon Communications, Inc.	4,225
		9,403
	Electric Utilities — 0.2%
44	Alliant Energy Corp.	2,191
33	Evergy, Inc.	1,731
26	Eversource Energy	1,576
21	Exelon Corp.	789
26	FirstEnergy Corp.	997
17	IDACORP, Inc.	1,611
49	PPL Corp.	1,346
24	Xcel Energy, Inc.	1,290
		11,531
	Electrical Equipment — 0.2%
12	Eaton Corp. PLC	3,819
21	Emerson Electric Co.	2,264
6	GE Vernova, Inc.(a)	922
Shares	Description	Value (†)
	Electrical Equipment — continued
36	nVent Electric PLC	$2,595
14	Regal Rexnord Corp.	2,259
		11,859
	Electronic Equipment, Instruments & Components — 0.3%
19	Advanced Energy Industries, Inc.	1,821
18	Amphenol Corp., Class A	2,174
40	Avnet, Inc.	1,955
30	Cognex Corp.	1,246
9	Corning, Inc.	300
103	Knowles Corp.(a)	1,631
6	Littelfuse, Inc.	1,384
32	TE Connectivity Ltd.	4,527
2	Teledyne Technologies, Inc.(a)	763
2	Zebra Technologies Corp., Class A(a)	629
		16,430
	Energy Equipment & Services — 0.1%
55	ChampionX Corp.	1,846
112	NOV, Inc.	2,071
24	Schlumberger NV	1,140
		5,057
	Entertainment — 0.7%
10	Electronic Arts, Inc.	1,268
32	Netflix, Inc.(a)	17,621
5	Take-Two Interactive Software, Inc.(a)	714
152	Walt Disney Co.	16,887
615	Warner Bros Discovery, Inc.(a)	4,526
		41,016
	Financial Services — 0.9%
54	Block, Inc.(a)	3,942
66	Fiserv, Inc.(a)	10,076
33	Global Payments, Inc.	4,051
4	Jack Henry & Associates, Inc.	651
8	Mastercard, Inc., Class A	3,610
163	MGIC Investment Corp.	3,306
68	PayPal Holdings, Inc.(a)	4,619
76	Visa, Inc., Class A	20,414
40	Voya Financial, Inc.	2,726
9	WEX, Inc.(a)	1,901
		55,296
	Food Products — 0.3%
21	Campbell Soup Co.	960
25	Darling Ingredients, Inc.(a)	1,059
35	General Mills, Inc.	2,466
6	Hershey Co.	1,163
18	Ingredion, Inc.	2,063
24	Kellanova	1,389
70	Kraft Heinz Co.	2,703
16	McCormick & Co., Inc.	1,217
40	Mondelez International, Inc., Class A	2,877
		15,897
	Gas Utilities — 0.1%
12	Atmos Energy Corp.	1,415
49	New Jersey Resources Corp.	2,141
36	ONE Gas, Inc.	2,322
		5,878
	Ground Transportation — 0.2%
59	CSX Corp.	1,960
9	Norfolk Southern Corp.	2,073
12	Ryder System, Inc.	1,462
3	Saia, Inc.(a)	1,190

Shares	Description	Value (†)
	Ground Transportation — continued
12	Uber Technologies, Inc.(a)	$795
5	Union Pacific Corp.	1,186
19	XPO, Inc.(a)	2,042
		10,708
	Health Care Equipment & Supplies — 0.4%
29	Abbott Laboratories	3,073
2	Align Technology, Inc.(a)	565
110	Baxter International, Inc.	4,441
7	Becton Dickinson & Co.	1,642
11	Edwards Lifesciences Corp.(a)	931
5	GE HealthCare Technologies, Inc.	381
15	Intuitive Surgical, Inc.(a)	5,559
21	LeMaitre Vascular, Inc.	1,361
29	Medtronic PLC	2,327
26	Merit Medical Systems, Inc.(a)	1,927
6	Penumbra, Inc.(a)	1,179
6	Shockwave Medical, Inc.(a)	1,981
1	Solventum Corp.(a)	65
4	Stryker Corp.	1,346
		26,778
	Health Care Providers & Services — 0.7%
26	Acadia Healthcare Co., Inc.(a)	1,922
10	Cardinal Health, Inc.	1,030
125	Centene Corp.(a)	9,133
4	Chemed Corp.	2,272
9	Cigna Group	3,213
87	CVS Health Corp.	5,891
5	Elevance Health, Inc.	2,643
3	HCA Healthcare, Inc.	929
21	HealthEquity, Inc.(a)	1,657
13	Henry Schein, Inc.(a)	901
1	Humana, Inc.	302
4	Laboratory Corp. of America Holdings	806
3	McKesson Corp.	1,612
48	Select Medical Holdings Corp.	1,362
12	UnitedHealth Group, Inc.	5,804
		39,477
	Health Care Technology — 0.2%
170	Doximity, Inc., Class A(a)	4,129
30	Veeva Systems, Inc., Class A(a)	5,957
		10,086
	Hotel & Resort REITs — 0.0%
27	Host Hotels & Resorts, Inc.	510
	Hotels, Restaurants & Leisure — 0.4%
49	Aramark	1,544
19	Marriott Vacations Worldwide Corp.	1,826
12	McDonald's Corp.	3,276
81	Starbucks Corp.	7,168
40	Travel & Leisure Co.	1,742
6	Wingstop, Inc.	2,309
75	Yum China Holdings, Inc.	2,738
31	Yum! Brands, Inc.	4,379
		24,982
	Household Durables — 0.2%
41	KB Home	2,655
16	Meritage Homes Corp.	2,652
15	PulteGroup, Inc.	1,671
41	Taylor Morrison Home Corp.(a)	2,297
		9,275
Shares	Description	Value (†)
	Household Products — 0.2%
21	Church & Dwight Co., Inc.	$2,266
9	Colgate-Palmolive Co.	827
63	Energizer Holdings, Inc.	1,809
45	Procter & Gamble Co.	7,344
		12,246
	Independent Power & Renewable Electricity Producers — 0.1%
68	AES Corp.	1,217
130	Clearway Energy, Inc., Class A	2,823
		4,040
	Industrial Conglomerates — 0.1%
7	3M Co.	675
20	Honeywell International, Inc.	3,855
		4,530
	Industrial REITs — 0.1%
13	Prologis, Inc.	1,327
56	Rexford Industrial Realty, Inc.	2,397
		3,724
	Insurance — 0.9%
5	Allstate Corp.	850
126	American International Group, Inc.	9,489
15	Arch Capital Group Ltd.(a)	1,403
11	Arthur J Gallagher & Co.	2,582
6	Assurant, Inc.	1,046
38	Assured Guaranty Ltd.	2,915
9	Chubb Ltd.	2,238
30	First American Financial Corp.	1,607
18	Hanover Insurance Group, Inc.	2,337
18	Hartford Financial Services Group, Inc.	1,744
7	Marsh & McLennan Cos., Inc.	1,396
13	Prudential Financial, Inc.	1,436
40	Reinsurance Group of America, Inc.	7,480
25	Selective Insurance Group, Inc.	2,541
14	Travelers Cos., Inc.	2,970
34	Willis Towers Watson PLC	8,539
		50,573
	Interactive Media & Services — 1.3%
123	Alphabet, Inc., Class A(a)	20,022
165	Alphabet, Inc., Class C(a)	27,166
57	Meta Platforms, Inc., Class A	24,520
48	Yelp, Inc.(a)	1,931
50	ZoomInfo Technologies, Inc.(a)	793
		74,432
	IT Services — 0.3%
8	Accenture PLC, Class A	2,407
27	Cognizant Technology Solutions Corp., Class A	1,773
21	GoDaddy, Inc., Class A(a)	2,570
20	International Business Machines Corp.	3,324
74	Shopify, Inc., Class A(a)	5,195
		15,269
	Leisure Products — 0.0%
90	Mattel, Inc.(a)	1,649
21	YETI Holdings, Inc.(a)	750
		2,399
	Life Sciences Tools & Services — 0.4%
5	Agilent Technologies, Inc.	685
20	Danaher Corp.	4,933
33	Illumina, Inc.(a)	4,061
43	IQVIA Holdings, Inc.(a)	9,966

Shares	Description	Value (†)
	Life Sciences Tools & Services — continued
10	Repligen Corp.(a)	$1,642
6	Thermo Fisher Scientific, Inc.	3,412
		24,699
	Machinery — 0.6%
12	AGCO Corp.	1,370
5	Caterpillar, Inc.	1,673
8	Chart Industries, Inc.(a)	1,152
1	Cummins, Inc.	282
31	Deere & Co.	12,134
10	Dover Corp.	1,793
16	Fortive Corp.	1,204
41	Graco, Inc.	3,288
3	Illinois Tool Works, Inc.	732
29	ITT, Inc.	3,751
17	Oshkosh Corp.	1,909
3	Parker-Hannifin Corp.	1,635
20	SPX Technologies, Inc.(a)	2,436
30	Terex Corp.	1,682
25	Toro Co.	2,190
		37,231
	Media — 0.4%
28	Charter Communications, Inc., Class A(a)	7,166
209	Comcast Corp., Class A	7,965
60	Interpublic Group of Cos., Inc.	1,826
37	Liberty Broadband Corp., Class C(a)	1,840
27	Omnicom Group, Inc.	2,507
		21,304
	Metals & Mining — 0.1%
37	Alcoa Corp.	1,300
92	Cleveland-Cliffs, Inc.(a)	1,555
28	Commercial Metals Co.	1,505
25	Newmont Corp.	1,016
8	Reliance, Inc.	2,278
36	U.S. Steel Corp.	1,314
		8,968
	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
170	Annaly Capital Management, Inc.	3,186
80	KKR Real Estate Finance Trust, Inc.	753
		3,939
	Multi-Utilities — 0.1%
22	Consolidated Edison, Inc.	2,077
8	DTE Energy Co.	882
4	WEC Energy Group, Inc.	331
		3,290
	Office REITs — 0.2%
100	COPT Defense Properties	2,397
63	Douglas Emmett, Inc.	864
279	Easterly Government Properties, Inc.	3,261
87	Highwoods Properties, Inc.	2,279
62	Kilroy Realty Corp.	2,096
		10,897
	Oil, Gas & Consumable Fuels — 1.2%
148	Antero Midstream Corp.	2,048
39	Antero Resources Corp.(a)	1,326
230	APA Corp.	7,231
31	Chevron Corp.	4,999
65	CNX Resources Corp.(a)	1,529
101	ConocoPhillips	12,688
22	Devon Energy Corp.	1,126
4	Diamondback Energy, Inc.	805
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
81	EOG Resources, Inc.	$10,703
67	Exxon Mobil Corp.	7,924
5	Hess Corp.	788
29	HF Sinclair Corp.	1,573
98	Kinder Morgan, Inc.	1,791
17	ONEOK, Inc.	1,345
42	Ovintiv, Inc.	2,155
65	Phillips 66	9,309
47	Range Resources Corp.	1,688
180	Southwestern Energy Co.(a)	1,348
7	Valero Energy Corp.	1,119
34	Williams Cos., Inc.	1,304
		72,799
	Passenger Airlines — 0.1%
183	Delta Air Lines, Inc.	9,163
	Personal Care Products — 0.1%
10	elf Beauty, Inc.(a)	1,625
3	Estee Lauder Cos., Inc., Class A	440
248	Kenvue, Inc.	4,668
		6,733
	Pharmaceuticals — 0.6%
53	Bristol-Myers Squibb Co.	2,329
5	Eli Lilly & Co.	3,905
13	Jazz Pharmaceuticals PLC(a)	1,440
47	Johnson & Johnson	6,796
43	Merck & Co., Inc.	5,556
28	Novartis AG, ADR	2,720
58	Novo Nordisk AS, ADR	7,442
30	Perrigo Co. PLC	980
102	Pfizer, Inc.	2,613
86	Roche Holding AG, ADR	2,565
13	Zoetis, Inc.	2,070
		38,416
	Professional Services — 0.2%
4	Automatic Data Processing, Inc.	968
5	Equifax, Inc.	1,101
38	Exponent, Inc.	3,493
23	Korn Ferry	1,396
9	Leidos Holdings, Inc.	1,262
4	Paychex, Inc.	475
9	Paylocity Holding Corp.(a)	1,396
		10,091
	Real Estate Management & Development — 0.2%
107	CBRE Group, Inc., Class A(a)	9,297
12	Jones Lang LaSalle, Inc.(a)	2,169
		11,466
	Residential REITs — 0.0%
6	AvalonBay Communities, Inc.	1,138
9	Camden Property Trust	897
		2,035
	Retail REITs — 0.1%
166	Brixmor Property Group, Inc.	3,669
57	NNN REIT, Inc.	2,310
6	Simon Property Group, Inc.	843
		6,822
	Semiconductors & Semiconductor Equipment — 1.4%
12	Advanced Micro Devices, Inc.(a)	1,901
14	Analog Devices, Inc.	2,809
7	Applied Materials, Inc.	1,391
73	ARM Holdings PLC, ADR(a)	7,388

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — continued
3	Broadcom, Inc.	$3,901
85	Intel Corp.	2,590
25	Lattice Semiconductor Corp.(a)	1,715
14	Micron Technology, Inc.	1,581
28	MKS Instruments, Inc.	3,331
47	NVIDIA Corp.	40,609
9	Onto Innovation, Inc.(a)	1,669
9	Qorvo, Inc.(a)	1,052
49	QUALCOMM, Inc.	8,127
11	Silicon Laboratories, Inc.(a)	1,336
16	Synaptics, Inc.(a)	1,439
18	Texas Instruments, Inc.	3,176
		84,015
	Software — 1.7%
3	Adobe, Inc.(a)	1,388
2	ANSYS, Inc.(a)	650
47	Autodesk, Inc.(a)	10,004
4	Cadence Design Systems, Inc.(a)	1,102
35	Dynatrace, Inc.(a)	1,586
2	Intuit, Inc.	1,251
10	Manhattan Associates, Inc.(a)	2,061
74	Microsoft Corp.	28,810
160	Oracle Corp.	18,200
2	Palo Alto Networks, Inc.(a)	582
7	PTC, Inc.(a)	1,242
10	Qualys, Inc.(a)	1,639
6	Roper Technologies, Inc.	3,069
56	Salesforce, Inc.	15,061
3	ServiceNow, Inc.(a)	2,080
8	SPS Commerce, Inc.(a)	1,391
3	Synopsys, Inc.(a)	1,592
2	Tyler Technologies, Inc.(a)	923
28	Workday, Inc., Class A(a)	6,852
		99,483
	Specialized REITs — 0.0%
4	American Tower Corp.	686
6	Crown Castle, Inc.	563
3	Digital Realty Trust, Inc.	416
1	Equinix, Inc.	711
20	Weyerhaeuser Co.	604
		2,980
	Specialty Retail — 0.4%
13	Abercrombie & Fitch Co., Class A(a)	1,580
5	Asbury Automotive Group, Inc.(a)	1,051
10	Burlington Stores, Inc.(a)	1,799
8	Dick's Sporting Goods, Inc.	1,607
8	Five Below, Inc.(a)	1,171
17	Floor & Decor Holdings, Inc., Class A(a)	1,876
13	Home Depot, Inc.	4,345
5	Lithia Motors, Inc.	1,272
7	Lowe's Cos., Inc.	1,596
8	Ross Stores, Inc.	1,036
31	TJX Cos., Inc.	2,917
8	Williams-Sonoma, Inc.	2,294
		22,544
	Technology Hardware, Storage & Peripherals — 0.3%
86	Apple, Inc.	14,648
38	Hewlett Packard Enterprise Co.	646
23	HP, Inc.	646
9	NetApp, Inc.	920
		16,860
Shares	Description	Value (†)
	Textiles, Apparel & Luxury Goods — 0.1%
12	Crocs, Inc.(a)	$1,492
1	Deckers Outdoor Corp.(a)	818
16	PVH Corp.	1,741
4	Ralph Lauren Corp.	655
281	Under Armour, Inc., Class A(a)	1,891
163	Under Armour, Inc., Class C(a)	1,063
		7,660
	Trading Companies & Distributors — 0.1%
12	GATX Corp.	1,468
7	Watsco, Inc.	3,134
		4,602
	Water Utilities — 0.0%
19	American States Water Co.	1,346
4	American Water Works Co., Inc.	489
39	Essential Utilities, Inc.	1,427
		3,262
	Total Common Stocks (Identified Cost $1,276,460)	1,476,124

Principal Amount
Bonds and Notes — 20.8%
	Apartment REITs — 0.1%
$7,000	Essex Portfolio LP, 3.000%, 1/15/2030	6,064
	Automotive — 0.6%
13,000	Cummins, Inc., 5.150%, 2/20/2034	12,763
17,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	16,445
2,000	Lear Corp., 4.250%, 5/15/2029	1,877
7,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	5,912
		36,997
	Banking — 2.4%
7,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	6,497
16,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	14,974
13,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	11,906
12,000	Citigroup, Inc., 4.600%, 3/09/2026	11,749
11,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	10,788
12,000	KeyCorp, MTN, 2.550%, 10/01/2029	9,957
6,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	5,596
6,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	5,479
5,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	4,756
14,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	13,164
13,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	12,808
6,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	5,962
5,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	4,998
7,000	State Street Corp., 2.400%, 1/24/2030	6,035
7,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	5,652
12,000	Westpac Banking Corp., 2.350%, 2/19/2025	11,692
		142,013
	Brokerage — 0.3%
11,000	BlackRock, Inc., 2.400%, 4/30/2030	9,437
15,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	9,553
		18,990

Principal Amount	Description	Value (†)
	Building Materials — 0.3%
$7,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	$6,223
14,000	Owens Corning, 3.950%, 8/15/2029	13,017
		19,240
	Chemicals — 0.2%
14,000	Ecolab, Inc., 2.125%, 2/01/2032	11,281
3,000	LYB International Finance BV, 5.250%, 7/15/2043	2,671
		13,952
	Consumer Products — 0.1%
4,000	Procter & Gamble Co., 3.000%, 3/25/2030	3,606
	Diversified Manufacturing — 0.3%
12,000	Eaton Corp., 4.150%, 3/15/2033	11,032
8,000	Emerson Electric Co., 2.000%, 12/21/2028	6,993
		18,025
	Electric — 1.0%
7,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	6,177
17,000	Entergy Corp., 0.900%, 9/15/2025	15,939
11,000	Exelon Corp., 4.050%, 4/15/2030	10,152
11,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	9,131
6,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	5,569
2,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	1,524
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,574
		59,066
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,670
4,000	Waste Management, Inc., 2.950%, 6/01/2041	2,848
		7,518
	Finance Companies — 0.2%
8,000	Ares Capital Corp., 3.250%, 7/15/2025	7,715
6,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	5,385
		13,100
	Food & Beverage — 0.8%
17,000	Coca-Cola Co., 1.450%, 6/01/2027	15,302
13,000	General Mills, Inc., 4.000%, 4/17/2025	12,797
5,000	Mondelez International, Inc., 2.750%, 4/13/2030	4,331
15,000	PepsiCo, Inc., 2.750%, 3/19/2030	13,187
		45,617
	Government Owned - No Guarantee — 0.5%
11,000	Equinor ASA, 3.625%, 4/06/2040	8,771
20,000	Federal National Mortgage Association, 6.625%, 11/15/2030	21,993
		30,764
	Health Care REITs — 0.1%
5,000	Welltower OP LLC, 2.800%, 6/01/2031	4,182
	Health Insurance — 0.3%
11,000	Elevance Health, Inc., 4.101%, 3/01/2028	10,533
8,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	8,230
		18,763
	Healthcare — 0.5%
6,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	5,722
6,000	CVS Health Corp., 4.300%, 3/25/2028	5,757
6,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	5,892
6,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	5,662
5,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	4,329
		27,362
Principal Amount	Description	Value (†)
	Integrated Energy — 0.4%
$14,000	Exxon Mobil Corp., 2.992%, 3/19/2025	$13,712
8,000	Shell International Finance BV, 6.375%, 12/15/2038	8,646
		22,358
	Life Insurance — 0.3%
3,000	Athene Holding Ltd., 6.150%, 4/03/2030	3,055
9,000	Manulife Financial Corp., 3.703%, 3/16/2032	8,026
9,000	MetLife, Inc., 5.375%, 7/15/2033	8,933
		20,014
	Media Entertainment — 0.1%
6,000	Netflix, Inc., 3.625%, 6/15/2025(b)	5,867
	Metals & Mining — 0.1%
7,000	Nucor Corp., 3.125%, 4/01/2032	5,973
	Mortgage Related — 5.4%
12,547	Federal Home Loan Mortgage Corp., 2.000%, 3/01/2052	9,489
19,624	Federal Home Loan Mortgage Corp., 2.500%, with various maturities in 2052(c)	15,558
36,313	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	30,032
26,658	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	22,999
45,185	Federal National Mortgage Association, 2.000%, with various maturities in 2051(c)	34,294
59,464	Federal National Mortgage Association, 2.500%, with various maturities from 2050 to 2052(c)	47,310
46,991	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	39,368
23,244	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	20,151
29,572	Federal National Mortgage Association, 4.000%, with various maturities from 2050 to 2053(c)	26,493
23,888	Federal National Mortgage Association, 4.500%, with various maturities from 2049 to 2053(c)	22,049
12,376	Government National Mortgage Association, 3.000%, 6/20/2052	10,532
6,824	Government National Mortgage Association, 4.000%, 8/20/2053	6,185
6,837	Government National Mortgage Association, 5.000%, 7/20/2053	6,547
28,018	Government National Mortgage Association, 5.500%, 4/20/2053	27,494
		318,501
	Office REITs — 0.3%
14,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	13,510
6,000	Boston Properties LP, 2.750%, 10/01/2026	5,554
		19,064
	Oil Field Services — 0.3%
10,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	9,332
6,000	Schlumberger Investment SA, 4.850%, 5/15/2033	5,805
		15,137
	Other REITs — 0.1%
6,000	Prologis LP, 1.250%, 10/15/2030	4,668
	Pharmaceuticals — 0.6%
15,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	12,389
5,000	Biogen, Inc., 2.250%, 5/01/2030	4,129
9,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	8,251
4,000	Merck & Co., Inc., 1.450%, 6/24/2030	3,223
6,000	Viatris, Inc., 3.850%, 6/22/2040	4,238
		32,230

Principal Amount	Description	Value (†)
	Property & Casualty Insurance — 0.1%
$3,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	$2,599
7,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	5,818
		8,417
	Railroads — 0.3%
16,000	CSX Corp., 2.600%, 11/01/2026	15,012
	Restaurants — 0.2%
15,000	Starbucks Corp., 2.250%, 3/12/2030	12,664
	Retail REITs — 0.1%
5,000	Realty Income Corp., 2.700%, 2/15/2032	4,055
3,000	Realty Income Corp., 3.400%, 1/15/2028	2,795
		6,850
	Retailers — 0.4%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,300
15,000	TJX Cos., Inc., 1.150%, 5/15/2028	12,835
5,000	Walmart, Inc., 4.100%, 4/15/2033	4,674
		21,809
	Technology — 1.0%
9,000	Apple, Inc., 2.500%, 2/09/2025	8,806
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,653
6,000	Intel Corp., 2.450%, 11/15/2029	5,182
13,000	International Business Machines Corp., 4.000%, 6/20/2042	10,356
6,000	NVIDIA Corp., 2.850%, 4/01/2030	5,321
11,000	Oracle Corp., 2.950%, 5/15/2025	10,698
14,000	QUALCOMM, Inc., 1.650%, 5/20/2032	10,707
6,000	Texas Instruments, Inc., 4.900%, 3/14/2033	5,869
		60,592
	Treasuries — 2.9%
22,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	10,392
14,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	9,756
12,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	8,114
34,700	U.S. Treasury Bonds, 2.875%, 11/15/2046	25,099
35,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	26,223
17,100	U.S. Treasury Bonds, 3.000%, 2/15/2048	12,530
26,100	U.S. Treasury Bonds, 3.000%, 2/15/2049	19,033
14,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	13,075
50,000	U.S. Treasury Notes, 0.375%, 11/30/2025	46,414
		170,636
	Utility Other — 0.1%
7,000	Essential Utilities, Inc., 4.276%, 5/01/2049	5,391
	Wireless — 0.2%
10,000	Vodafone Group PLC, 6.150%, 2/27/2037	10,209
	Wirelines — 0.1%
4,000	AT&T, Inc., 3.650%, 6/01/2051	2,754
	Total Bonds and Notes (Identified Cost $1,359,143)	1,223,405

Shares	Description	Value (†)
Exchange-Traded Funds — 3.3%
2,547	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $178,413)	$197,010

Mutual Funds — 4.7%
6,543	WCM Focused Emerging Markets Fund, Institutional Class	89,051
7,954	WCM Focused International Growth Fund, Institutional Class	190,402
	Total Mutual Funds (Identified Cost $287,413)	279,453

Affiliated Mutual Funds — 43.4%
104,673	Loomis Sayles Inflation Protected Securities Fund, Class N	987,066
67,506	Loomis Sayles Limited Term Government and Agency Fund, Class N	718,940
77,810	Mirova Global Green Bond Fund, Class N	652,050
15,948	Mirova International Sustainable Equity Fund, Class N	193,445
	Total Affiliated Mutual Funds (Identified Cost $2,840,993)	2,551,501

Principal Amount
Short-Term Investments — 3.4%
$173,032	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $173,048 on 5/01/2024 collateralized by $19,300 U.S. Treasury Note, 0.375% due 9/30/2027 valued at $16,691; $160,500 U.S. Treasury Note, 4.875% due 4/30/2026 valued at $160,497 including accrued interest(d)	173,032
25,000	U.S. Treasury Bills, 5.283%, 5/21/2024(e)	24,927
	Total Short-Term Investments (Identified Cost $197,958)	197,959
	Total Investments — 100.7% (Identified Cost $6,140,380)	5,925,452
	Other assets less liabilities — (0.7)%	(41,518)
	Net Assets — 100.0%	$5,883,934

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $15,116 or
0.3% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation and Federal National Mortgage Association are
interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$941,953	$68,477	$112	$(1)	$(23,251)	$987,066	104,673	$2,612
Loomis Sayles Limited Term Government and Agency Fund, Class N	680,316	49,284	209	1	(10,452)	718,940	67,506	9,689

Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Mirova Global Green Bond Fund, Class N	$622,979	$37,553	$46	$2	$(8,438)	$652,050	77,810	$ —
Mirova International Sustainable Equity Fund, Class N	187,978	6,201	5,208	1,418	3,056	193,445	15,948	60
	$2,433,226	$161,515	$5,575	$1,420	$(39,085)	$2,551,501	265,937	$12,361

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,476,124	$ —	$ —	$1,476,124
Bonds and Notes(a)	—	1,223,405	—	1,223,405
Exchange-Traded Funds	197,010	—	—	197,010
Mutual Funds	279,453	—	—	279,453
Affiliated Mutual Funds	2,551,501	—	—	2,551,501
Short-Term Investments	—	197,959	—	197,959
Total Investments	$4,504,088	$1,421,364	$—	$5,925,452

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Fixed Income	60.9%
Equity	36.4
Short-Term Investments	3.4
Total Investments	100.7
Other assets less liabilities	(0.7)
Net Assets	100.0%